Cover	Jul. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 24, 2026
Entity File Number	001-41349
Entity Registrant Name	DAKOTA GOLD CORP.
Entity Central Index Key	0001852353
Entity Tax Identification Number	85-3475290
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	106 Glendale Drive, Suite A
Entity Address, City or Town	Lead
Entity Address, State or Province	SD
Entity Address, Country	US
Entity Address, Postal Zip Code	57754
City Area Code	605
Local Phone Number	906-8363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	DC
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false